Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only) (Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 150,254	$ 105,895	$ 88,157
Securities available for sale (amortized cost of $54,025 and $40,839 in 2017 and 2016, respectively)	53,493	40,568
Premises and equipment, net	23,470	23,398
Other assets	6,358	5,896
Total assets	1,455,496	1,189,906
LIABILITIES AND SHAREHOLDERS' EQUITY
Other liabilities	8,508	6,152
Subordinated debentures	10,310	10,310
Shareholders' equity	118,105	106,291	$ 78,470
Total liabilities and shareholders' equity	1,455,496	1,189,906
Parent Company Only
ASSETS
Cash and cash equivalents	1,632	1,606
Securities available for sale (amortized cost of $54,025 and $40,839 in 2017 and 2016, respectively)	278	1
Investment in subsidiaries	124,634	113,327
Premises and equipment, net	3,999	4,048
Other assets	369	185
Total assets	130,912	119,167
LIABILITIES AND SHAREHOLDERS' EQUITY
Loan due to subsidiary bank	2,483	2,566
Other liabilities	14	0
Subordinated debentures	10,310	10,310
Shareholders' equity	118,105	106,291
Total liabilities and shareholders' equity	$ 130,912	$ 119,167